Reverse Recapitalization (Details) - Schedule of business combination the ownership interests of the company’s stockholders	Sep. 30, 2021 shares
Schedule of business combination the ownership interests of the company’s stockholders [Abstract]
Existing Microvast Equity Holders	209,999,991	[1]
Existing Microvast Convertible Noteholders	6,736,106
Tuscan public stockholders	27,493,140
Sponsor Group	7,608,589	[2],[3]
EarlyBirdCapital	428,411
PIPE investors immediately after Merger	48,250,000
Common Stock	300,516,237

[1]	Excludes the Earn-Out Shares, but is inclusive of the shares being issued pursuant to the Framework Agreement to the CL Investors and MPS minority investors.
[2]	Includes 1,687,500 shares that may be subject to cancellation in accordance with the amended escrow agreement.
[3]	The Sponsor Group includes Common Stock owned by the Sponsor, Stefan M. Selig, Richard O. Rieger and Amy Butte.